SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Research and Development Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of supplementary financial statement information [Abstract]
Research and development services	$ 12,088	$ 11,696	$ 16,029
Payroll and related expenses	4,074	3,501	3,784
Share based compensation	971	623	1,233
Lab, occupancy and telephone	882	771	782
Professional fees	595	643	464
Depreciation and amortization	660	864	862
Other	196	75	284
Research and development expenses	$ 19,466	$ 18,173	$ 23,438